UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-04764

BNY Mellon Opportunistic Municipal Securities Fund
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	04/30
Date of reporting period:	10/31/2020

FORM N-CSR

Item 1.           Reports to Stockholders.

BNY Mellon Opportunistic Municipal Securities Fund

SEMIANNUAL REPORT October 31, 2020

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon Opportunistic Municipal Securities Fund	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon Opportunistic Municipal Securities Fund, covering the six-month period from May 1, 2020 through October 31, 2020. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Equities rallied for much of the period, fueled by continued accommodative rate policies by the U.S. Federal Reserve (the “Fed”), as well as emergency stimulus measures enacted by global central banks and governments in response to the COVID-19 pandemic and resulting economic lockdown. Stocks trended upward through the early fall. Volatility reentered the picture in September 2020 and continued through October as concerns over rising COVID-19 infection rates, continued trade tensions, the U.S. Congress’ failure to pass additional financial assistance and anxiety over the upcoming U.S. election constrained equity valuations.

Fixed-income market prices were also heavily influenced by emergency actions taken by the Fed prior to the start of the period. Severe rate cuts and a financial support package, combined with a resurgence of economic activity and the Fed’s commitment to a “lower-for-longer” rate policy, helped risk-asset prices to rise throughout the first several months of the period. Bond indices generally rose until September 2020, when investment-grade instrument prices stalled. Yields in the intermediate and long portions of the Treasury curve rose during October, further constraining prices.

We believe the near-term outlook for the U.S. will be challenging, as the country continues to battle COVID-19. As always, we will monitor relevant data for meaningful developments. We encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris

President

BNY Mellon Investment Adviser, Inc.

November 16, 2020

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from May 1, 2020 through October 31, 2020, as provided by Daniel Rabasco and Jeffrey Burger, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended October 31, 2020, BNY Mellon Opportunistic Municipal Securities Fund’s Class A shares produced a total return of 6.51%, Class C shares returned 6.08%, Class I shares returned 6.72%, Class Y shares returned 6.65% and Class Z shares returned 6.54%.1 In comparison, the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”), the fund’s benchmark index, achieved a total return of 4.99% for the same period.2

Municipal bonds performed well during the reporting period, supported by fiscal and monetary support programs and an improving economy. The fund outperformed the Index, largely due to favorable asset allocation and security selection.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal income tax. Typically, the fund invests substantially all of its assets in such municipal bonds. The fund invests at least 70% of its assets in municipal bonds rated, at the time of purchase, investment grade (i.e., Baa/BBB or higher) or the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by BNY Mellon Investment Advisor, Inc. The dollar-weighted, average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity or duration.

The portfolio managers focus on identifying undervalued sectors and securities and minimize the use of interest-rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities, and to exploit pricing inefficiencies in the municipal bond market, and by actively trading among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Fiscal and Monetary Policy Measures Supported Municipal Bonds

The municipal bond market recovered from unprecedented volatility that occurred earlier in 2020 prior to the reporting period, when the COVID-19 virus spread, and government shutdowns caused the economy to slow dramatically. Yields on municipal bonds during that period rose in response to large outflows from municipal bond mutual funds and to some illiquidity.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

To address the pandemic, the Federal Reserve made two emergency interest-rate cuts in March 2020 and launched a $500 billion Municipal Liquidity Facility (MLF) to purchase short-term municipal securities. This program, combined with the $2 trillion Coronavirus Assistance, Relief and Economic Security (CARES) Act, dramatically changed investor sentiment, which helped the municipal bond market to bounce back relatively quickly.

While new issuance dried up during the height of the crisis in the first quarter of 2020, it rebounded as prices rose, and yields declined, as issuers sought to take advantage of record-low funding costs. Much of the new issuance was in taxable bonds as low yields have made taxable issuance attractive to issuers. New issuance also increased because state and local governments sought to avoid the uncertainty associated with the election. The flood of new issues produced a somewhat negative effect on returns late in the period as it created a glut of supply. While lower-risk bonds outperformed prior to the reporting period, during the height of the crisis, lower-quality bonds rebounded strongly once monetary and fiscal policy measures were put in place.

Asset Allocation and Security Selection Boosted Fund Results

The fund’s performance versus the Index was enhanced by the asset allocation and security selection. The fund’s overweight position in revenue bonds and underweight position in general obligation bonds contributed positively to returns. Security selection in the education and special tax sectors was especially advantageous. These positions included bonds backed by Florida sales taxes, Illinois sales taxes, the Pennsylvania Turnpike and a Chicago water utility. The fund’s slightly long duration versus the Index also contributed positively as rates came down during the reporting period.

On a less positive note, certain security selections contributed negatively to returns. For example, the fund’s position in the New York City Metropolitan Transportation Authority was not beneficial. A position in New York City general obligation bonds also detracted from performance. There were no derivatives used during the reporting period.

A Constructive Market Outlook

We remain constructive on the municipal bond market. Given the likelihood of a divided federal government, we believe the cap on the federal deductibility of state and local taxes will remain in place, which should support demand for municipal bonds. On the other hand, a tax hike on higher-income households, which would also benefit the municipal bond market, is also not likely.

In the near term, the supply and demand balance is likely to remain favorable as the surge in issuance that occurred in October of 2020 should decrease supply later in year for 2020 and early in 2021. This should support prices as flows into municipal bond mutual funds have remained strong. Also, a significant portion of supply in 2021 is expected to be in the form of taxable municipal bonds, which appeal to a different buyer base of overseas and domestic corporate investors. This dynamic should limit the extent of tax-exempt issuance coming to market.

We anticipate some additional fiscal stimulus from Congress next year, which should help fundamentals among municipal bond issuers, though some may have to cut services and/or raise taxes. Further progress in opening the economy will also improve fundamentals, though this will depend on the effectiveness of the COVID-19 vaccine and its distribution. We will continue to focus on revenue bonds with sound fundamentals, and we expect to keep the fund’s duration modestly long relative to the Index in an attempt to capture incremental yield for the portfolio.

November 16, 2020

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I, Class Y, and Class Z are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.

2 Source: Lipper Inc. — The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S. dollar-denominated, long-term, tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality or state in which the fund invests may have an impact on the fund’s share price.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

High yield bonds involve increased credit and liquidity risk than higher-rated bonds and are considered speculative in terms of the issuer’s ability to pay interest and repay principal on a timely basis.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Opportunistic Municipal Securities Fund from May 1, 2020 to October 31, 2020. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended October 31, 2020

	Class A	Class C	Class I	Class Y	Class Z
Expense paid per $1,000†	$3.75	$7.79	$2.61	$2.40	$3.49
Ending value (after expenses)	$1,065.10	$1,060.80	$1,067.20	$1,066.50	$1,065.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended October 31, 2020

	Class A	Class C	Class I	Class Y	Class Z
Expense paid per $1,000†	$3.67	$7.63	$2.55	$2.35	$3.41
Ending value (after expenses)	$1,021.58	$1,017.64	$1,022.68	$1,022.89	$1,021.83

†Expenses are equal to the fund’s annualized expense ratio of .72% for Class A, 1.50% for Class C, .50% for Class I, .46% for Class Y and .67% for Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

October 31, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - .3%
Collateralized Municipal-Backed Securities - .3%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2 (cost $1,133,138)	3.63	5/20/2033	1,032,388		1,077,906

Long-Term Municipal Investments - 98.3%
Alabama - 4.8%
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2043	2,500,000		2,443,950
Black Belt Energy Gas District, Revenue Bonds, Ser. B1, 1 Month LIBOR x.67 +.90%	1.00	12/1/2023	1,405,000	[a]	1,400,954
Jefferson County, Revenue Bonds, Refunding	5.00	9/15/2032	1,000,000		1,212,300
Jefferson County, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	6.60	10/1/2042	7,835,000	[b]	7,717,867
The Lower Alabama Gas District, Revenue Bonds (Gas Project)	4.00	12/1/2025	1,750,000		2,001,248
The Southeast Alabama Gas Supply District, Revenue Bonds (Project No. 2) Ser. A	4.00	6/1/2024	2,240,000		2,473,520
University of Alabama at Birmingham, Revenue Bonds, Ser. B	4.00	10/1/2035	2,000,000		2,371,240
				19,621,079
Arizona - 2.3%
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2054	1,500,000		1,673,190
La Paz County Industrial Development Authority, Revenue Bonds (Charter School Solutions) Ser. A	5.00	2/15/2046	2,000,000	[c]	2,137,280
Maricopa County Industrial Development Authority, Revenue Bonds (Banner Health Obligated Group) Ser. A	5.00	1/1/2041	1,175,000		1,404,865
Maricopa County Industrial Development Authority, Revenue Bonds (Benjamin Franklin Charter School Obligated Group)	6.00	7/1/2038	2,750,000	[c]	3,156,587

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Arizona - 2.3% (continued)
The Phoenix Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A	5.00	7/1/2046	1,000,000	[c] 1,045,120
				9,417,042
California - 4.7%
California, GO	5.00	10/1/2030	4,500,000	5,839,920
California, GO	5.00	11/1/2031	1,000,000	1,354,300
California, GO, Refunding	5.00	4/1/2033	2,710,000	3,488,908
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2040	400,000	460,376
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Sutter Health Obligated Group) Ser. B	5.00	11/15/2046	2,500,000	2,913,300
Sacramento North Natomas Community Facilities District No. 4, Special Tax Bonds, Refunding, Ser. E	5.00	9/1/2030	1,500,000	1,656,285
San Francisco City & County Airport Commission, Revenue Bonds, Refunding (San Francisco International Airport) Ser. B	5.00	5/1/2041	1,500,000	1,708,335
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. E	5.00	5/1/2050	1,500,000	1,763,985
				19,185,409
Colorado - 5.0%
Colorado Educational & Cultural Facilities Authority, Revenue Bonds (Johnson & Wales University) Ser. A	5.00	4/1/2031	1,360,000	1,457,022
Colorado Health Facilities Authority, Revenue Bonds (Children's Hospital Obligated Group) Ser. A	5.00	12/1/2041	2,500,000	2,876,425
Colorado Health Facilities Authority, Revenue Bonds (Covenant Retirement Communities Obligated Group)	5.00	12/1/2043	2,000,000	2,278,080
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Adventist Health System Obligated Group)	5.00	11/19/2026	2,500,000	3,129,675
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	5.00	8/1/2044	1,250,000	1,479,150

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Colorado - 5.0% (continued)
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Sisters of Charity of Leavenworth Health System Obligated Group) Ser. A	4.00	1/1/2036	2,000,000	2,323,120
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2048	3,000,000	3,497,640
Denver City & County Airport System, Revenue Bonds, Ser. A	5.50	11/15/2027	3,065,000	3,454,837
				20,495,949
Connecticut - 1.6%
Connecticut, GO, Ser. A	5.00	10/15/2025	3,000,000	3,398,340
Connecticut Development Authority, Revenue Bonds (Aquarion Water Project)	5.50	4/1/2021	3,000,000	3,054,840
				6,453,180
District of Columbia - 1.4%
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding	5.00	10/1/2035	1,500,000	1,788,885
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2035	1,000,000	1,172,420
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. B	4.00	10/1/2049	2,500,000	2,728,425
				5,689,730
Florida - 4.3%
Broward County Airport System, Revenue Bonds	5.00	10/1/2037	1,560,000	1,838,304
Escambia County, Revenue Bonds	5.00	10/1/2046	2,000,000	2,375,620
Greater Orlando Aviation Authority, Revenue Bonds, Ser. A	4.00	10/1/2044	1,500,000	1,664,175
Jacksonville, Revenue Bonds, Refunding (Brooks Rehabilitation Project)	4.00	11/1/2045	1,500,000	1,633,680
JEA Electric System, Revenue Bonds, Refunding, Ser. 3A	4.00	10/1/2038	1,850,000	2,171,937
JEA Water & Sewer System, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2040	800,000	954,264
Miami Beach Redevelopment Agency, Tax Allocation Bonds, Refunding	5.00	2/1/2033	1,000,000	1,132,490
Miami Beach Stormwater, Revenue Bonds, Refunding	5.00	9/1/2047	2,500,000	2,671,925

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Florida - 4.3% (continued)
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	4.00	8/15/2049	1,250,000	1,390,688
Polk County Utility System, Revenue Bonds, Refunding	4.00	10/1/2043	1,250,000	1,496,600
				17,329,683
Georgia - 2.6%
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Unis 3&4 Project)	5.00	1/1/2037	1,100,000	1,341,186
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Project No. 1) Ser. A	5.00	1/1/2028	2,500,000	3,035,200
Main Street Natural Gas, Revenue Bonds, Ser. C	4.00	9/1/2026	3,750,000	4,328,250
Private Colleges & Universities Authority, Revenue Bonds, Refunding (Emory University) Ser. A	5.00	10/1/2043	1,700,000	1,878,347
				10,582,983
Hawaii - .4%
Honolulu City & County, GO, Ser. C	4.00	7/1/2040	1,375,000	1,641,200
Illinois - 14.0%
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2033	1,000,000	1,203,610
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	12/1/2030	1,500,000	1,838,040
Chicago Board of Education, Revenue Bonds	5.00	4/1/2042	1,000,000	1,077,610
Chicago II Wastewater Transmission, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2033	2,490,000	2,770,374
Chicago II Waterworks, Revenue Bonds (2nd Lien Project)	5.00	11/1/2025	1,925,000	2,238,448
Chicago O'Hare International Airport, Revenue Bonds	5.75	1/1/2043	3,750,000	3,963,337
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2048	1,500,000	1,746,720
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2034	2,100,000	2,386,503

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Illinois - 14.0% (continued)
Chicago Park District, GO, Refunding, Ser. C	5.00	1/1/2027	2,030,000	2,228,351
Cook County II, Revenue Bonds, Refunding	5.00	11/15/2035	2,500,000	2,961,150
Greater Chicago Metropolitan Water Reclamation District, GO (Green Bond) Ser. A	5.00	12/1/2044	2,000,000	2,281,600
Illinois, Revenue Bonds (Insured; Build America Mutual) Ser. A	5.00	6/15/2030	2,000,000	2,402,780
Illinois, Revenue Bonds, Refunding	5.00	6/15/2024	2,500,000	2,689,225
Illinois Finance Authority, Revenue Bonds (Advocate Health Care Network Obligated Group)	5.00	6/1/2027	1,730,000	1,907,861
Illinois Finance Authority, Revenue Bonds (Advocate Health Care Network Obligated Group)	5.00	6/1/2027	270,000	302,117
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. A	5.00	11/15/2045	1,000,000	1,124,130
Illinois Finance Authority, Revenue Bonds, Refunding (Rush University Medical Center Obligated Group) Ser. A	5.00	11/15/2033	3,000,000	3,407,730
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	4.00	4/1/2050	3,000,000	3,429,480
Illinois Finance Authority, Revenue Bonds, Refunding, Ser. A	6.00	7/1/2043	2,500,000	2,748,350
Illinois Municipal Electric Agency, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2032	1,500,000	1,764,285
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Expansion Project)	5.00	6/15/2050	1,000,000	1,099,230
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Project) Ser. B	5.00	12/15/2028	2,000,000	2,079,660
Northern Illinois University, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. B	4.00	4/1/2040	1,475,000	1,614,535
Railsplitter Tobacco Settlement Authority, Revenue Bonds	5.00	6/1/2026	2,320,000	2,829,913
Regional Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	6.00	6/1/2025	1,000,000	1,171,060

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Illinois - 14.0% (continued)
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2039	2,350,000	2,539,715
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2038	1,000,000	1,084,260
				56,890,074
Indiana - 1.4%
Indiana Finance Authority, Revenue Bonds, Refunding	5.00	3/1/2039	1,400,000	1,422,750
Indiana Finance Authority, Revenue Bonds, Refunding (Community Health Network Obligated Group) Ser. A	5.00	5/1/2023	4,000,000	[d] 4,460,480
				5,883,230
Iowa - 1.1%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)	5.25	12/1/2025	1,000,000	1,064,740
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)	5.88	12/1/2027	1,520,000	[c] 1,582,426
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project) Ser. B	5.25	12/1/2037	1,765,000	1,860,822
				4,507,988
Kansas - .4%
Kansas Development Finance Authority, Revenue Bonds (Village Shalom Project) Ser. B	4.00	11/15/2025	1,700,000	1,670,318
Kentucky - 2.5%
Kentucky Economic Development Finance Authority, Revenue Bonds, Refunding (Louisville Arena Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2045	2,000,000	2,325,320
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	4/1/2024	1,010,000	1,111,424
Kentucky Public Energy Authority, Revenue Bonds, Ser. B	4.00	1/1/2025	6,000,000	6,690,120
				10,126,864
Louisiana - 2.4%
Louisiana Public Facilities Authority, Revenue Bonds (Franciscan Missionaries of Our Lady Health System Obligated Group) Ser. A	5.00	7/1/2047	1,500,000	1,730,760

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Louisiana - 2.4% (continued)
New Orleans Aviation Board, Revenue Bonds (Parking Facilities Corp.) (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/2048	1,250,000	1,459,563
New Orleans Aviation Board, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2036	1,135,000	1,343,148
New Orleans Aviation Board, Revenue Bonds, Ser. B	5.00	1/1/2040	2,175,000	2,426,169
St. John the Baptist Parish, Revenue Bonds, Refunding (Marathon Oil Corp.)	2.20	7/1/2026	1,000,000	1,002,110
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	5/15/2035	1,500,000	1,626,420
				9,588,170
Maine - .5%
Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Maine General Medical Center Obligated Group)	7.50	7/1/2032	2,000,000	2,057,520
Massachusetts - 1.5%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2027	1,750,000	2,137,853
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2033	1,250,000	1,493,963
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2044	1,000,000	1,148,080
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. K	5.25	7/1/2029	1,100,000	1,153,427
				5,933,323
Michigan - 4.9%
Great Lakes Water Authority Water Supply System, Revenue Bonds, Ser. B	5.00	7/1/2046	3,000,000	3,521,550
Karegnondi Water Authority, Revenue Bonds, Refunding	5.00	11/1/2041	1,000,000	1,192,770
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2031	2,500,000	2,872,175

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Michigan - 4.9% (continued)
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. D1	5.00	7/1/2037	2,000,000	2,272,920
Michigan Housing Development Authority, Revenue Bonds, Ser. A	3.50	12/1/2050	2,000,000	2,226,780
Michigan Strategic Fund, Revenue Bonds (I-75 Improvement Project) Ser. P3	5.00	6/30/2033	3,900,000	4,607,187
Pontiac School District, GO	4.00	5/1/2050	2,000,000	2,250,260
Wayne County Airport Authority, Revenue Bonds, Ser. D	5.00	12/1/2045	1,000,000	1,151,990
				20,095,632
Missouri - 1.8%
Kansas City Industrial Development Authority, Revenue Bonds, Ser. A	5.00	3/1/2044	1,250,000	1,446,763
Kansas City Industrial Development Authority, Revenue Bonds, Ser. B	5.00	3/1/2054	3,060,000	3,498,008
The Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (CoxHealth Obligated Group) Ser. A	5.00	11/15/2029	2,000,000	2,348,080
				7,292,851
Multi-State - .3%
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificates, Revenue Bonds, Ser. M048	3.15	1/15/2036	1,220,000	[c] 1,368,254
Nebraska - .6%
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2037	2,000,000	2,382,160
Nevada - .4%
Clark County, GO	5.00	11/1/2023	520,000	[d] 593,138
Reno, Revenue Bonds, Refunding (Reno Transportation Rail Access Project)	5.00	6/1/2048	1,070,000	1,162,983
				1,756,121
New Jersey - 4.6%
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. NN	5.00	3/1/2028	1,000,000	1,065,770
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. WW	5.25	6/15/2029	1,000,000	1,119,210
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. WW	5.25	6/15/2031	2,100,000	2,343,369

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.3% (continued)
New Jersey - 4.6% (continued)
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2027	1,000,000		1,126,120
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Stockton University) Ser. A	5.00	7/1/2041	1,000,000		1,125,930
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Inspira Health Obligated Group)	5.00	7/1/2037	1,600,000		1,910,944
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB	5.00	6/15/2044	2,000,000		2,230,380
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	3,880,000		4,476,278
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2036	2,000,000		2,421,080
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	620,000		725,840
				18,544,921
New York - 5.7%
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. C1	5.00	11/15/2050	3,000,000		3,248,190
New York City, GO, Refunding, Ser. A1	5.00	8/1/2031	2,000,000		2,602,280
New York City, GO, Ser. C	4.00	8/1/2040	2,000,000		2,276,480
New York City, GO, Ser. D1	4.00	3/1/2050	2,250,000		2,499,862
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	2,500,000	[c]	2,561,350
New York Liberty Development Corp., Revenue Bonds, Refunding (Goldman Sachs Headquarters)	5.25	10/1/2035	1,000,000		1,374,850
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	3/15/2035	3,000,000		3,483,630
New York State Thruway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	1/1/2050	1,335,000		1,495,013
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.25	1/1/2050	2,500,000		2,694,825

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.3% (continued)
New York - 5.7% (continued)
TSASC, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2045	815,000		846,875
				23,083,355
North Carolina - .3%
North Carolina Medical Care Commission, Revenue Bonds, Ser. A	5.00	1/1/2038	1,000,000		1,086,340
Ohio - 2.8%
Allen County Hospital Facilities, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2022	4,500,000	[d]	4,813,020
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2048	3,500,000		3,796,695
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.25	2/15/2047	1,000,000		1,154,270
Ohio, Revenue Bonds, Refunding (Lease Appropriations-Adult Correctional Building Fund Projects) Ser. A	5.00	10/1/2037	1,430,000		1,747,646
				11,511,631
Pennsylvania - 7.4%
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	4.00	7/15/2035	1,250,000		1,427,213
Allentown School District, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	2/1/2030	1,000,000		1,279,900
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2030	2,000,000		2,527,600
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. C, 1 Month MUNIPSA +.53%	0.65	9/1/2023	3,000,000	[a]	2,973,930
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	2/15/2027	1,350,000		1,646,676
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water Co.)	2.45	12/3/2029	1,750,000		1,887,043
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2036	3,500,000		3,989,300
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2022	700,000	[d]	767,942

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Pennsylvania - 7.4% (continued)
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A1	5.00	12/1/2036	3,250,000	3,834,317
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.25	12/1/2048	4,000,000	4,816,160
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2044	3,000,000	3,624,630
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2038	1,000,000	1,208,940
				29,983,651
Rhode Island - .5%
Providence Public Building Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/15/2037	1,695,000	2,082,901
South Carolina - 1.3%
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper Project) Ser. B	5.13	12/1/2043	5,000,000	5,504,750
Tennessee - .3%
Tennessee Energy Acquisition Corp., Revenue Bonds	4.00	11/1/2025	1,000,000	1,137,120
Texas - 10.3%
Austin Water & Wastewater System, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2043	3,305,000	3,634,740
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2031	3,825,000	4,453,141
Clifton Higher Education Finance Corp., Revenue Bonds, Ser. D	5.75	8/15/2033	4,500,000	5,157,495
Collin County Community College District, GO, Ser. A	4.00	8/15/2034	1,000,000	1,215,640
Corpus Christi Utility System, Revenue Bonds, Refunding, Ser. A	4.00	7/15/2035	1,000,000	1,219,810
Garland Electric Utility System, Revenue Bonds, Refunding	5.00	3/1/2044	1,500,000	1,849,845
Love Field Airport Modernization Corp., Revenue Bonds	5.00	11/1/2034	3,500,000	3,981,425
Love Field Airport Modernization Corp., Revenue Bonds (Southwest Airlines Co. Project)	5.00	11/1/2022	2,000,000	2,131,320
Lower Colorado River Authority, Revenue Bonds, Refunding	5.00	5/15/2039	3,000,000	3,282,690

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Texas - 10.3% (continued)
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.) Ser. A	4.00	5/15/2049	1,000,000		1,116,460
Lubbock Electric Light & Power System, Revenue Bonds	5.00	4/15/2048	2,475,000		2,969,257
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)	4.63	10/1/2031	1,000,000	[c]	1,059,640
North Texas Tollway Authority, Revenue Bonds, Refunding	5.00	1/1/2048	1,000,000		1,178,250
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2039	4,000,000		4,650,400
San Antonio Electric & Gas Systems, Revenue Bonds	5.00	2/1/2023	3,500,000	[d]	3,866,835
				41,766,948
U.S. Related - .4%
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. L	5.25	7/1/2041	1,400,000		1,606,584
Utah - .9%
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2034	3,000,000		3,515,700
Virginia - 1.6%
Virginia Public Building Authority, Revenue Bonds, Ser. A	4.00	8/1/2039	2,500,000		3,029,325
Virginia Small Business Financing Authority, Revenue Bonds (95 Express Lanes)	5.00	7/1/2034	1,700,000		1,762,781
Winchester Economic Development Authority, Revenue Bonds, Refunding (Valley Health System Obligated Group)	5.00	1/1/2035	1,560,000		1,796,621
				6,588,727
Washington - 1.4%
Port of Seattle, Revenue Bonds	5.00	4/1/2029	2,380,000		2,988,423
Washington Convention Center Public Facilities District, Revenue Bonds	5.00	7/1/2058	2,450,000		2,711,023
				5,699,446
West Virginia - 1.3%
West Virginia University, Revenue Bonds (West Virginia University Projects) Ser. B	5.00	10/1/2021	5,000,000	[d]	5,217,900

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.3% (continued)
Wisconsin - .6%
Public Finance Authority, Revenue Bonds, Refunding (Renown Regional Medical Center) Ser. A	5.00	6/1/2040	2,000,000	2,309,040
Total Long-Term Municipal Investments (cost $375,844,130)			399,607,774
Total Investments (cost $376,977,268)			98.6%	400,685,680
Cash and Receivables (Net)			1.4%	5,666,541
Net Assets			100.0%	406,352,221

a Variable rate security—rate shown is the interest rate in effect at period end.
b Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2020, these securities were valued at $12,910,657 or 3.18% of net assets.

d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

Portfolio Summary (Unaudited) †	Value (%)
General	18.0
Medical	11.2
Airport	9.9
Water	8.0
Education	7.9
Transportation	7.0
General Obligation	6.8
Power	5.5
Prerefunded	4.9
Tobacco Settlement	4.9
Development	3.0
Nursing Homes	3.0
School District	2.8
Utilities	1.7
Facilities	1.6
Special Tax	1.0
Multifamily Housing	.6
Single Family Housing	.5
Student Loan	.3
98.6

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Notes	CIFG	CDC Ixis Financial Guaranty
COP	Certificate of Participation	CP	Commercial Paper
DRIVERS	Derivative Inverse Tax-Exempt Receipts	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
IDC	Industrial Development Corporation	LIBOR	London Interbank Offered Rate
LOC	Letter of Credit	LR	Lease Revenue
NAN	Note Anticipation Notes	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
PILOT	Payment in Lieu of Taxes	PRIME	Prime Lending Rate
PUTTERS	Puttable Tax-Exempt Receipts	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RIB	Residual Interest Bonds
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SOFR	Secured Overnight Financing Rate	TAN	Tax Anticipation Notes
TRAN	Tax and Revenue Anticipation Notes	U.S. T-Bill	U.S. Treasury Bill Money Market Yield
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2020 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	376,977,268	400,685,680
Cash		1,195,500
Interest receivable		5,104,174
Receivable for shares of Beneficial Interest subscribed		122,685
Prepaid expenses		51,309
		407,159,348
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		209,260
Payable for shares of Beneficial Interest redeemed		534,273
Trustees’ fees and expenses payable		5,346
Other accrued expenses		58,248
		807,127
Net Assets ($)		406,352,221
Composition of Net Assets ($):
Paid-in capital		381,675,187
Total distributable earnings (loss)		24,677,034
Net Assets ($)		406,352,221

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	165,696,214	5,078,870	65,301,971	41,764	170,233,402
Shares Outstanding	12,484,803	381,775	4,918,923	3,147	12,825,999
Net Asset Value Per Share ($)	13.27	13.30	13.28	13.27	13.27

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2020 (Unaudited)

Investment Income ($):
Interest Income	6,630,644
Expenses:
Management fee—Note 3(a)	705,442
Shareholder servicing costs—Note 3(c)	472,979
Professional fees	47,679
Registration fees	46,913
Distribution fees—Note 3(b)	19,616
Trustees’ fees and expenses—Note 3(d)	18,537
Prospectus and shareholders’ reports	13,750
Loan commitment fees—Note 2	8,035
Chief Compliance Officer fees—Note 3(c)	6,796
Custodian fees—Note 3(c)	4,177
Miscellaneous	15,302
Total Expenses	1,359,226
Less—reduction in fees due to earnings credits—Note 3(c)	(4,177)
Net Expenses	1,355,049
Investment Income—Net	5,275,595
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	444,412
Net change in unrealized appreciation (depreciation) on investments	18,852,059
Net Realized and Unrealized Gain (Loss) on Investments	19,296,471
Net Increase in Net Assets Resulting from Operations	24,572,066

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2020 (Unaudited)	Year Ended April 30, 2020
Operations ($):
Investment income—net	5,275,595	10,248,281
Net realized gain (loss) on investments	444,412	472,055
Net change in unrealized appreciation (depreciation) on investments	18,852,059	(10,340,450)
Net Increase (Decrease) in Net Assets Resulting from Operations	24,572,066	379,886
Distributions ($):
Distributions to shareholders:
Class A	(2,054,044)	(4,106,973)
Class C	(46,687)	(108,667)
Class I	(912,998)	(1,111,376)
Class Y	(591)	(1,245)
Class Z	(2,247,944)	(4,913,056)
Total Distributions	(5,262,264)	(10,241,317)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	17,687,581	16,133,068
Class C	592,136	761,938
Class I	19,300,733	49,488,576
Class Z	1,577,303	2,679,670
Distributions reinvested:
Class A	1,751,987	3,410,039
Class C	42,002	89,303
Class I	898,833	1,102,404
Class Z	1,826,286	3,975,029
Cost of shares redeemed:
Class A	(6,972,830)	(17,200,444)
Class C	(801,195)	(1,564,879)
Class I	(12,911,807)	(19,780,879)
Class Z	(5,663,333)	(14,001,432)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	17,327,696	25,092,393
Total Increase (Decrease) in Net Assets	36,637,498	15,230,962
Net Assets ($):
Beginning of Period	369,714,723	354,483,761
End of Period	406,352,221	369,714,723

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended October 31, 2020 (Unaudited)	Year Ended April 30, 2020
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	1,342,793	1,221,313
Shares issued for distributions reinvested	132,218	258,488
Shares redeemed	(530,219)	(1,302,789)
Net Increase (Decrease) in Shares Outstanding	944,792	177,012
Class Cb
Shares sold	45,289	58,104
Shares issued for distributions reinvested	3,164	6,753
Shares redeemed	(60,362)	(118,535)
Net Increase (Decrease) in Shares Outstanding	(11,909)	(53,678)
Class Ia
Shares sold	1,468,412	3,763,200
Shares issued for distributions reinvested	67,798	83,641
Shares redeemed	(975,376)	(1,539,802)
Net Increase (Decrease) in Shares Outstanding	560,834	2,307,039
Class Z
Shares sold	118,957	202,835
Shares issued for distributions reinvested	137,859	301,251
Shares redeemed	(428,986)	(1,063,696)
Net Increase (Decrease) in Shares Outstanding	(172,170)	(559,610)
[a]During the period ended October 31, 2020, 2,080 Class A shares representing $27,581 were exchanged for 2,080 Class I shares.

[b]During the period ended October 31, 2020, 358 Class C shares representing $4,609 were automatically converted to 359 Class A shares and during the period ended April 30, 2020, 454 Class C shares representing $6,007 were automatically converted to 456 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2020		Year Ended April 30,
Class A Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	12.62	12.93	12.60	12.76	13.24	12.96
Investment Operations:
Investment income—net[a]	.17	.36	.37	.38	.39	.42
Net realized and unrealized gain (loss) on investments	.65	(.31)	.34	(.16)	(.48)	.28
Total from Investment Operations	.82	.05	.71	.22	(.09)	.70
Distributions:
Dividends from investment income—net	(.17)	(.36)	(.37)	(.38)	(.39)	(.42)
Dividends from net realized gain on investments	−	−	(.01)	−	−	−
Total Distributions	(.17)	(.36)	(.38)	(.38)	(.39)	(.42)
Net asset value, end of period	13.27	12.62	12.93	12.60	12.76	13.24
Total Return (%)[b]	6.51[c]	.32	5.70	1.72	(.70)	5.52
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.72[d]	.73	.86	.93	.94	.92
Ratio of net expenses to average net assets	.72[d]	.73	.86	.93	.94	.92
Ratio of interest and expense related to floating rate notes issued to average net assets	−	−	−	−	−	.00[e]
Ratio of net investment income to average net assets	2.57[d]	2.75	2.94	2.97	2.99	3.27
Portfolio Turnover Rate	2.19[c]	21.90	27.39	26.94	20.93	18.85
Net Assets, end of period ($ x 1,000)	165,696	145,636	146,875	151,312	165,492	183,052

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

e Amount represents less than .01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2020		Year Ended April 30,
Class C Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	12.65	12.96	12.63	12.79	13.27	12.99
Investment Operations:
Investment income—net[a]	.12	.26	.27	.28	.29	.33
Net realized and unrealized gain (loss) on investments	.65	(.31)	.34	(.16)	(.48)	.28
Total from Investment Operations	.77	(.05)	.61	.12	(.19)	.61
Distributions:
Dividends from investment income—net	(.12)	(.26)	(.27)	(.28)	(.29)	(.33)
Dividends from net realized gain on investments	−	−	(.01)	−	−	−
Total Distributions	(.12)	(.26)	(.28)	(.28)	(.29)	(.33)
Net asset value, end of period	13.30	12.65	12.96	12.63	12.79	13.27
Total Return (%)[b]	6.08[c]	(.46)	4.87	.94	(1.45)	4.74
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.50[d]	1.51	1.65	1.70	1.71	1.69
Ratio of net expenses to average net assets	1.50[d]	1.51	1.65	1.70	1.71	1.69
Ratio of interest and expense related to floating rate notes issued to average net assets	−	−	−	−	−	.00[e]
Ratio of net investment income to average net assets	1.79[d]	1.97	2.15	2.20	2.23	2.53
Portfolio Turnover Rate	2.19[c]	21.90	27.39	26.94	20.93	18.85
Net Assets, end of period ($ x 1,000)	5,079	4,980	5,796	5,798	9,736	10,307

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

e Amount represents less than .01%.

See notes to financial statements.

Six Months Ended
October 31, 2020		Year Ended April 30,
Class I Shares	(Unaudited)	2020	2019	2018	2017[a]
Per Share Data ($):
Net asset value, beginning of period	12.62	12.93	12.61	12.77	13.39
Investment Operations:
Investment income—net[b]	.19	.39	.40	.40	.24
Net realized and unrealized gain (loss) on investments	.66	(.30)	.33	(.15)	(.58)
Total from Investment Operations	.85	.09	.73	.25	(.34)
Distributions:
Dividends from investment income—net	(.19)	(.40)	(.40)	(.41)	(.28)
Dividends from net realized gain on investments	−	−	(.01)	−	−
Total Distributions	(.19)	(.40)	(.41)	(.41)	(.28)
Net asset value, end of period	13.28	12.62	12.93	12.61	12.77
Total Return (%)	6.72[c]	.57	5.88	1.96	(2.56)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.50[d]	.48	.62	.70	.75[d]
Ratio of net expenses to average net assets	.50[d]	.48	.62	.70	.75[d]
Ratio of net investment income to average net assets	2.80[d]	2.97	3.17	3.19	3.35[d]
Portfolio Turnover Rate	2.19[c]	21.90	27.39	26.94	20.93
Net Assets, end of period ($ x 1,000)	65,302	55,013	26,521	13,751	5,393

a From August 31, 2016 (commencement of initial offering) to April 30, 2017.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2020		Year Ended April 30,
Class Y Shares	(Unaudited)	2020	2019	2018	2017[a]
Per Share Data ($):
Net asset value, beginning of period	12.62	12.93	12.61	12.77	13.39
Investment Operations:
Investment income—net[b]	.19	.40	.42	.41	.25
Net realized and unrealized gain (loss) on investments	.65	(.31)	.31	(.17)	(.63)
Total from Investment Operations	.84	.09	.73	.24	(.38)
Distributions:
Dividends from investment income—net	(.19)	(.40)	(.40)	(.40)	(.24)
Dividends from net realized gain on investments	−	−	(.01)	−	−
Total Distributions	(.19)	(.40)	(.41)	(.40)	(.24)
Net asset value, end of period	13.27	12.62	12.93	12.61	12.77
Total Return (%)	6.65[c]	.57	5.85	1.93	(2.87)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.46[d]	.47	.62	.70	.86[d]
Ratio of net expenses to average net assets	.46[d]	.47	.62	.70	.86[d]
Ratio of net investment income to average net assets	2.83[d]	3.00	3.22	3.17	2.90[d]
Portfolio Turnover Rate	2.19[c]	21.90	27.39	26.94	20.93
Net Assets, end of period ($ x 1,000)	42	40	41	9	10

a From August 31, 2016 (commencement of initial offering) to April 30, 2017.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

Six Months Ended
October 31, 2020		Year Ended April 30,
Class Z Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	12.62	12.93	12.60	12.76	13.24	12.96
Investment Operations:
Investment income—net[a]	.17	.37	.38	.39	.40	.43
Net realized and unrealized gain (loss) on investments	.65	(.31)	.34	(.16)	(.49)	.28
Total from Investment Operations	.82	.06	.72	.23	(.09)	.71
Distributions:
Dividends from investment income—net	(.17)	(.37)	(.38)	(.39)	(.39)	(.43)
Dividends from net realized gain on investments	−	−	(.01)	−	−	−
Total Distributions	(.17)	(.37)	(.39)	(.39)	(.39)	(.43)
Net asset value, end of period	13.27	12.62	12.93	12.60	12.76	13.24
Total Return (%)	6.54[b]	.37	5.75	1.79	(.65)	5.57
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.67[c]	.67	.81	.87	.89	.87
Ratio of net expenses to average net assets	.67[c]	.67	.81	.87	.89	.87
Ratio of interest and expense related to floating rate notes issued to average net assets	−	−	−	−	−	.00[d]
Ratio of net investment income to average net assets	2.62[c]	2.81	2.99	3.03	3.05	3.32
Portfolio Turnover Rate	2.19[b]	21.90	27.39	26.94	20.93	18.85
Net Assets, end of period ($ x 1,000)	170,233	164,045	175,252	180,942	199,730	215,695

a Based on average shares outstanding.

b Not annualized.

c Annualized.

d Amount represents less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Opportunistic Municipal Securities Fund (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified open-ended management investment company. The fund’s investment objective is to seek to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class Y and Class Z. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of October 31, 2020, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of outstanding shares of Class Y shares of the fund.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board of Trustees (the “Board”) Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2020 in valuing the fund’s investments:

Assets ($)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities:†
Collateralized Municipal-Backed Securities	−	1,077,906	−	1,077,906
Municipal Securities	−	399,607,774	−	399,607,774

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2020, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2020, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended April 30, 2020 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2020 was as follows: tax exempt income $10,241,317. The tax character of current year distributions will be determined at the end of the current fiscal year.

(f) New Accounting Pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848)-Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other IBOR-based reference rates (change to “other interbank offered rates”) as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), a subsidiary of BNY Mellon and an affiliate of the Adviser, each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. Prior to September 30, 2020, the Citibank Credit Facility was $927 million with Tranche A available in an amount equal to $747 million and Tranche B available in an amount equal to $180 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2020, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2020, the Distributor retained $1,007 from commissions earned on sales of the fund’s Class A shares and $5 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2020, Class C shares were charged $19,616 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets and Class Z shares reimburse the Distributor at an annual rate of .20% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2020, Class A, Class C and Class Z shares were charged $200,555, $6,539 and $171,948, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2020, the fund was charged $38,316 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2020, the fund was charged $4,177 pursuant to the custody agreement. These fees were offset by earnings credits of $4,177.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended October 31, 2020, the fund was charged $2,102 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended October 31, 2020, the fund was charged $6,796 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $121,236, Distribution Plan fees of $3,248, Shareholder Services

Plan fees of $65,017, custodian fees of $1,835, Chief Compliance Officer fees of $4,546 and transfer agency fees of $13,378.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended October 31, 2020, amounted to $27,618,817 and $8,595,250, respectively.

At October 31, 2020, accumulated net unrealized appreciation on investments was $23,708,412 consisting of $24,675,764 gross unrealized appreciation and $967,352 gross unrealized depreciation.

At October 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 30, 2020, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Class A shares with the performance of a group of retail front-end load general and insured municipal debt funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional general and insured municipal debt funds (the “Performance Universe”), all for various periods ended June 30, 2020, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all retail front-end load general and insured municipal debt funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis.

The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was at or above the Performance Group median for all periods and above the Performance Universe median for all periods except the four- and ten-year periods, when performance was below the Performance Universe median. The Board also considered that the fund’s yield performance was below the Performance Group medians for eight of the ten one-year periods, and above the Performance Universe medians for seven of the ten one-year periods ended June 30, 2020. The Board considered the relative proximity of the fund’s performance to the Performance Group and/or Performance Universe medians in certain periods when performance was below median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group median and the Expense Universe median actual management fee and the fund’s total expenses were lower than the Expense Group median and the Expense Universe median total expenses.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no separate accounts and/or other types of client portfolios advised by the Adviser that are considered to have similar investment strategies and policies as the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board generally was satisfied with the fund’s overall performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Effective June 1, 2019, the fund adopted a liquidity risk management program (the “Liquidity Risk Management Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the funds to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. The fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires the fund to classify its investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. The fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the fund’s board. Furthermore, the board has received a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the fund board continues to be adequate for the fund and the Program has been implemented effectively. The Program Administrator has monitored the fund’s liquidity risk and the liquidity classification of the securities held by the fund and has determined that the Program is operating effectively.

During the period from June 1, 2019 to March 31, 2020, there were no material changes to the Program and no material liquidity events that impacted the fund. During the period, the fund held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that the fund maintains sufficient highly liquid assets to meet expected fund redemptions.

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For More Information

BNY Mellon Opportunistic Municipal Securities Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Ticker Symbols:	Class A: PTEBX Class C: DMBCX Class I: DMBVX Class Y: DMBYX Class Z: DMBZX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonim.com/us

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2020 BNY Mellon Securities Corporation 0022SA1020

Item 2.           Code of Ethics.

                        Not applicable.

Item 3.           Audit Committee Financial Expert.

                        Not applicable.

Item 4.           Principal Accountant Fees and Services.

                        Not applicable.

Item 5.           Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.           Investments.

(a)                   Not applicable.

Item 7.           Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.           Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.           Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                        There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)           The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.        Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)      Not applicable.

(a)(2)      Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)      Not applicable.

(b)           Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Opportunistic Municipal Securities Fund

By:         /s/ Renee LaRoche-Morris

                Renee LaRoche-Morris

                President (Principal Executive Officer)

Date:      December 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

                Renee LaRoche-Morris

                President (Principal Executive Officer)

Date:      December 22, 2020

By:         /s/ James Windels

                James Windels

                Treasurer (Principal Financial Officer)

Date:      December 22, 2020

EXHIBIT INDEX

(a)(2)      Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)           Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)